Other equity - Summary of Share Based Payment Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Expense for the year	₨ 1,779		₨ 2,402	₨ 2,278
Shares issued during the year	542		0	2
Share based payment reserve
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	10,397		8,149	5,886
Expense for the year	1,779		2,402	2,278
Forfeiture of vested options	(328)		(103)
Shares issued during the year	(619)		(51)	(15)
Ending balance	₨ 11,229	$ 120	₨ 10,397	₨ 8,149